CONSOLIDATED STATEMENT OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	€ 0	€ 0	€ 0
Other income	4,180	3,718	5,283
Operating income	4,180	3,718	5,283
Research and development	(45,100)	(57,580)	(52,193)
General and administrative	(15,595)	(14,970)	(17,164)
Operating expenses	(60,695)	(72,550)	(69,357)
Operating loss	(56,515)	(68,832)	(64,074)
Financial income	5,422	889	2,947
Financial expenses	(2,702)	(5,354)	(1,533)
Financial income (loss)	2,720	(4,465)	1,414
Income tax	(2)	(3)	1
Net loss	€ (53,797)	€ (73,300)	€ (62,659)
Basic loss per share (€/share)	€ (2.27)	€ (3.99)	€ (3.49)
Diluted loss per share (€/share)	€ (2.27)	€ (3.99)	€ (3.49)